Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 11,265,332	$ 8,879,799
Stock based compensation	4,459,732	611,380
Accrued compensation	1,525,089	1,720,775
Credit carryforwards	124,525	124,525
Amortization	1,755	53,595
Discount amortization		630,104
Accrued interest		251,167
Gross deferred tax assets	17,376,433	12,271,345
Less valuation allowance	(17,321,688)	(12,188,172)
Net deferred tax assets	54,745	83,173
Depreciation	(54,745)	(68,371)
Gain on sale of assets		(14,802)
Gross deferred tax liabilities	(54,745)	(83,173)
Net deferred tax assets	$ 0	$ 0